Related Party Transactions (Details) - Schedule of due to related parties - EUR (€)	Jun. 30, 2023	Dec. 31, 2022
Related Party Transactions (Details) - Schedule of due to related parties [Line Items]
Due to related parties	€ (3,801,385)	€ (237,285)
Ultimate Partner [Member]
Related Party Transactions (Details) - Schedule of due to related parties [Line Items]
Due to related parties
Senior Partner [Member]
Related Party Transactions (Details) - Schedule of due to related parties [Line Items]
Due to related parties	(3,801,385)	(237,200)
Other Group Companies [Member]
Related Party Transactions (Details) - Schedule of due to related parties [Line Items]
Due to related parties		(85)
Long-term Loan [Member]
Related Party Transactions (Details) - Schedule of due to related parties [Line Items]
Due to related parties	(3,420,000)
Long-term Loan [Member] | Ultimate Partner [Member]
Related Party Transactions (Details) - Schedule of due to related parties [Line Items]
Due to related parties
Long-term Loan [Member] | Senior Partner [Member]
Related Party Transactions (Details) - Schedule of due to related parties [Line Items]
Due to related parties	(3,420,000)
Long-term Loan [Member] | Other Group Companies [Member]
Related Party Transactions (Details) - Schedule of due to related parties [Line Items]
Due to related parties
Short-term Loan [Member]
Related Party Transactions (Details) - Schedule of due to related parties [Line Items]
Due to related parties	(380,262)
Short-term Loan [Member] | Ultimate Partner [Member]
Related Party Transactions (Details) - Schedule of due to related parties [Line Items]
Due to related parties
Short-term Loan [Member] | Senior Partner [Member]
Related Party Transactions (Details) - Schedule of due to related parties [Line Items]
Due to related parties	(380,262)
Short-term Loan [Member] | Other Group Companies [Member]
Related Party Transactions (Details) - Schedule of due to related parties [Line Items]
Due to related parties
Credits Pending Collection [Member]
Related Party Transactions (Details) - Schedule of due to related parties [Line Items]
Due to related parties	(1,123)	(85)
Credits Pending Collection [Member] | Ultimate Partner [Member]
Related Party Transactions (Details) - Schedule of due to related parties [Line Items]
Due to related parties
Credits Pending Collection [Member] | Senior Partner [Member]
Related Party Transactions (Details) - Schedule of due to related parties [Line Items]
Due to related parties	(1,123)
Credits Pending Collection [Member] | Other Group Companies [Member]
Related Party Transactions (Details) - Schedule of due to related parties [Line Items]
Due to related parties		(85)
Trade Payable To Related Party [Member]
Related Party Transactions (Details) - Schedule of due to related parties [Line Items]
Due to related parties		(237,200)
Trade Payable To Related Party [Member] | Ultimate Partner [Member]
Related Party Transactions (Details) - Schedule of due to related parties [Line Items]
Due to related parties
Trade Payable To Related Party [Member] | Senior Partner [Member]
Related Party Transactions (Details) - Schedule of due to related parties [Line Items]
Due to related parties		(237,200)
Trade Payable To Related Party [Member] | Other Group Companies [Member]
Related Party Transactions (Details) - Schedule of due to related parties [Line Items]
Due to related parties